Commitments & Contingencies - Extended Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in deferred income
Amortization of deferred revenue	$ (10,100)
Current portion	12,833	$ 12,026
Noncurrent portion	4,301	3,851
Extended Warranty
Movement in deferred income
Beginning Balance	477	533
Revenue deferred for new extended warranty contracts	166	198
Amortization of deferred revenue	(224)	(253)
Other	6	(2)
Ending Balance	425	477
Current portion	204	227
Noncurrent portion	$ 221	$ 250